Stock Based Compensation (Details 4) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Tax benefit relating to restricted stock activity	$ 38	$ 37	$ 35
Restricted Stock Activity [Member]
Restricted stock and unit activity
Nonvested shares, Beginning Balance	3.1
Shares, Granted	0.7
Shares, Vested	(1.9)
Shares, Forfeited	(0.2)
Nonvested shares, Ending Balance	1.7	3.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value, Beginning balance	$ 47.89
Weighted-average grant-date fair value, Granted	77.74	$ 44.22	$ 44.38
Weighted-average grant-date fair value, Vested	44.54
Weighted-average grant-date fair value, Forfeited	57.26
Weighted-average grant-date fair value, Ending balance	$ 61.56	$ 47.89
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Total unrecognized compensation expense related to nonvested options	$ 68
Weighted-average years to be recognized over	1 year 7 months 6 days
Total fair value of restricted stock and unit awards vested	$ 88	$ 119	$ 90
Tax benefit relating to restricted stock activity	$ 30	$ 33	$ 32